May 2, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	PHL Variable Accumulation Account (the “Registrant”); Post-Effective Amendment No. 50 to Registration Statement on Form N-4, File Nos. 033-87376 and 811-08914 (the “Amendment”)

Commissioners:

The above-referenced Amendment filed on April 29, 2025, became effective May 1, 2025, pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended. On behalf of the Registrant, as counsel to the Connecticut Insurance Department acting as rehabilitator to PHL Variable Insurance Company, we hereby certify that:

(1)	The form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the amendment, and

(2)	The text of the Amendment has been filed electronically.

If you have any questions, please call the undersigned at (212) 309-6353

Sincerely,

/s/ Elizabeth Belanger
Elizabeth Belanger